Cover	Aug. 12, 2021
Cover [Abstract]
Entity Registrant Name	SharpSpring, Inc.
Entity Central Index Key	0001506439
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36280
Entity Tax Identification Number	05-0502529
Entity Address Address Line 1	5001 Celebration Pointe Ave
Entity Address Address Line 2	Ste. 410
Entity Address City Or Town	Gainesville
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32608
City Area Code	888
Local Phone Number	428-9605
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false